Share-based payments - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of cancellations employees electing to withdraw their investment shares before vesting of their matching shares	15.00%
Liability for cash-settled awards	$ 7	$ 6
Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share-based payment charge for plan	100.00%	100.00%
Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share-based payment charge for plan	100.00%	100.00%
Performance share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	5.00%	5.00%
Performance share plans | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	23,917	27,476
Performance share plans | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	26,394
Liability for cash-settled awards	$ 2
Performance share plans | Rio Tinto plc | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding		20,548
Liability for cash-settled awards		$ 2
Management share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	7.00%	7.00%
– Bonus Deferral Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	3.00%	3.00%
– Bonus Deferral Awards | Executive Directors And Product Group Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of bonus deferral	50.00%
– Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	5.00%	5.00%
Share incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability for cash-settled awards	$ 5
Share incentive plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability for cash-settled awards		$ 4
Share incentive plan | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	9,685	12,217
Share incentive plan | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	90,748	89,239